Document and Entity Information	Dec. 03, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2019
Entity Registrant Name	DOLLAR GENERAL CORPORATION
Entity Incorporation, State or Country Code	TN
Entity File Number	001-11421
Entity Tax Identification Number	61-0502302
Entity Address, Address Line One	100 MISSION RIDGE
Entity Address, City or Town	GOODLETTSVILLE
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37072
City Area Code	615
Local Phone Number	855-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000029534
Title of 12(b) Security	Common Stock, par value $0.875 per share
Trading Symbol	DG
Security Exchange Name	NYSE